DERIVATIVE INSTRUMENTS (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
GAIN (loss) on the provisional pricing of concentrate sales
Realized	$ (8.9)	$ 11.9
Unrealized	(1.6)	4.2
Total gain (loss)	(10.5)	16.1
Gold [Member]
GAIN (loss) on the provisional pricing of concentrate sales
Realized	(1.2)	1.9
Unrealized	1.1	0.1
Total gain (loss)	(0.1)	2.0
Copper [Member]
GAIN (loss) on the provisional pricing of concentrate sales
Realized	(7.7)	10.0
Unrealized	(2.7)	4.1
Total gain (loss)	$ (10.4)	$ 14.1